GOODWILL AND INTANGIBLE ASSETS, NET - Key assumptions used to determine recoverable amount of goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 1,947,325	$ 9,017,419	$ 7,818,125
Banking Panama | Discounted cash flow | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)		10.50%
Growth rate (real)		4.40%
Goodwill		$ 6,733,971
Banking El Salvador | Discounted cash flow | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate (real)	3.80%	3.90%
Goodwill	$ 1,059,779	$ 1,243,711
Banking El Salvador | Discounted cash flow | Key Assumption, Five Year Plan | Short Term
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	16.20%	14.90%
Banking El Salvador | Discounted cash flow | Key Assumption, Five Year Plan | Long Term
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)		14.30%
Banking Guatemala | Discounted cash flow | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	11.20%	11.70%
Growth rate (real)	5.00%	5.10%
Goodwill	$ 876,886	$ 1,029,077
Other segments | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 10,660	$ 10,660